Nature of Operations, Corporate History, and Going Concern	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Organization Consolidation And Presentation Of Financial Statements Abstract
Nature of operations, corporate history, and going concern
1	Nature of operations, corporate history, and going concern

Nature of operations

DelMar Pharmaceuticals, Inc. (the “Company”) is a clinical stage drug development company with a focus on the treatment of solid tumor cancers. The Company is currently conducting two phase 2 clinical trials in the United States and China with its product candidate, VAL-083, as a potential new treatment for glioblastoma multiforme, the most common and aggressive form of brain cancer. Historical research indicates that VAL-083 is also active in other solid tumor cancers such as ovarian, lung, pediatric brain cancer, as well as other solid tumors of the central nervous system. The Company may pursue opportunities in these cancers in the future. In order to accelerate the Company’s development timelines, it leverages existing preclinical and clinical data from a wide range of sources. The Company may seek marketing partnerships in order to potentially offset clinical costs and to generate future royalty revenue from approved indications of its product candidate.

Corporate history

The Company is a Nevada corporation formed on June 24, 2009 under the name Berry Only, Inc. On January 25, 2013, the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with Del Mar Pharmaceuticals (BC) Ltd. (“Del Mar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of Del Mar (BC). Upon completion of the Exchange Agreement, Del Mar (BC) became a wholly-owned subsidiary of the Company (the “Reverse Acquisition”).

DelMar Pharmaceuticals, Inc. is the parent company of Del Mar (BC), a British Columbia, Canada corporation incorporated on April 6, 2010, which is a clinical stage company with a focus on the development of drugs for the treatment of cancer. The Company is also the parent company to Callco and Exchangeco which are British Columbia, Canada corporations. Callco and Exchangeco were formed to facilitate the Reverse Acquisition.

References to the Company refer to the Company and its wholly-owned subsidiaries, Del Mar (BC), Callco and Exchangeco.

Going concern

These condensed consolidated interim financial statements have been prepared on a going concern basis, which assumes that the Company will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.

For the nine months ended March 31, 2020, the Company reported a loss of $5,302,904, and a negative cash flow from operations of $5,348,629. The Company had an accumulated deficit of $65,893,587 and had cash and cash equivalents of $4,973,378 as of March 31, 2020. The Company is in the development stage and has not generated any revenues to-date. The Company does not have the prospect of achieving revenues until such time that its product candidate is commercialized, or partnered, which may not ever occur. In the near future, the Company will require additional funding to maintain its clinical trials, research and development projects, and for general operations. These circumstances indicate substantial doubt exists about the Company’s ability to continue as a going concern within one year from the date of filing of these condensed consolidated financial statements.

Consequently, management is pursuing various financing alternatives to fund the Company’s operations so it can continue as a going concern. However, the coronavirus (“COVID-19”) pandemic has created significant economic uncertainty and volatility in the credit and capital markets. Management plans to secure the necessary financing through the issue of new equity and/or the entering into of strategic partnership arrangements but the ultimate impact of the COVID-19 pandemic on the Company’s ability to raise additional capital is unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the COVID-19 outbreak and any new information which may emerge concerning the severity of the COVID-19 pandemic. The Company may not be able to raise sufficient additional capital and may tailor its drug candidate development program based on the amount of funding the Company is able to raise in the future. Nevertheless, there is no assurance that these initiatives will be successful.

These financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

1	Liquidity risk, nature of operations, and corporate history

Liquidity risk

These consolidated financial statements have been prepared on a going concern basis which assumes that DelMar Pharmaceuticals, Inc. (the “Company”) will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.

For the year ended June 30, 2019, the Company reported a loss of $8,048,221, and a negative cash flow from operations of $6,327,425. The Company had an accumulated deficit of $60,578,345 as of June 30, 2019. As of June 30, 2019, the Company has cash and cash equivalents on hand of $3,718,758. The Company is in the development stage and has not generated any revenues to-date. The Company does not have the prospect of achieving revenues until such time that its product candidate is commercialized, or partnered, which may not ever occur. In the future, the Company will require additional funding to maintain its clinical trials, research and development projects, and for general operations. The Company may tailor its drug candidate development program based on the amount of funding the Company is able to raise in the future.

These circumstances had indicated substantial doubt existed about the Company’s ability to continue as a going concern. Subsequent to June 30, 2019, the Company completed an underwritten public offering for net proceeds of approximately $6.7 million (note 11). The Company believes, based on its current estimates, that it will be able to fund its operations beyond the next twelve months from the date these consolidated financial statements are issued. As a result, substantial doubt about the Company’s ability to continue as a going concern has been alleviated.

These financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

Nature of operations

The Company is a clinical stage drug development company with a focus on the treatment of cancer that is conducting clinical trials in the United States and China with our product candidate, VAL-083, as a potential new treatment for glioblastoma multiforme, the most common and aggressive form of brain cancer. The Company has acquired certain commercial rights to VAL-083 in China where it is approved as a chemotherapy for the treatment of chronic myelogenous leukemia and lung cancer. In order to accelerate the Company’s development timelines, the Company leverages existing clinical and commercial data from a wide range of sources. The Company may seek marketing partnerships in order to potentially generate future royalty revenue.

The address of the Company’s headquarters is Suite 200 — 12707 High Bluff Dr., San Diego, California, 92130, it has an administrative office located at Suite 720 — 999 West Broadway, Vancouver, British Columbia, V5Z 1K5, with clinical operations located at 3485 Edison Way, Suite R, Menlo Park, California, 94025.

Corporate history

The Company is a Nevada corporation formed on June 24, 2009 under the name Berry Only Inc. On January 25, 2013 (the “Reverse Acquisition Closing Date”), the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with Del Mar Pharmaceuticals (BC) Ltd. (“Del Mar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of Del Mar (BC). Upon completion of the Exchange Agreement, Del Mar (BC) became a wholly-owned subsidiary of the Company (the “Reverse Acquisition”).

DelMar Pharmaceuticals, Inc. is the parent company of Del Mar (BC), a British Columbia, Canada corporation incorporated on April 6, 2010, which is a clinical stage company with a focus on the development of drugs for the treatment of cancer. The Company is also the parent company to Callco and Exchangeco which are British Columbia, Canada corporations. Callco and Exchangeco were formed to facilitate the Reverse Acquisition.

References to the Company refer to the Company and its wholly-owned subsidiaries, Del Mar (BC), Callco and Exchangeco.